Form N-CSR Cover	6 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DSS AmericaFirst Funds
Entity Central Index Key	0001539996
Document Period End Date	Dec. 31, 2024